UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Luke P. La Valle, Jr.
Address:  American Capital Management, Inc.
          50 Broad Street - Suite 1609, New York, NY 10004

Form 13F File Number: 028-11313

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gayle P. De Santis
Title:    Office Manager
Phone:    212-344-3300

Signature, Place, and Date of Signing:

     /s/ Gayle P. De Santis         New York, NY              August 2, 2006
     ----------------------         -------------             -----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           79

Form 13F Information Table Value Total:  $   248,479
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Mercury Interactive Cv Sub Deb CONV             589405AB5     3115  3131000 PRN      SOLE                                    3131000
Sanmina (SCI) Cv Sub Deb       CONV             783890AF3      819   840000 PRN      SOLE                                     840000
Skyworks Solutions Cv Sub Deb  CONV             83088MAB8     1022  1026000 PRN      SOLE                                    1026000
Valeant Pharmaceuticals Cv Sub CONV             91911XAD6     5103  5900000 PRN      SOLE                                    5900000
Veeco Instruments Cv Sub Deb   CONV             922417AB6     5860  6026000 PRN      SOLE                                    6026000
A T & T                        COM              001957109      265     9500 SH       SOLE                                       9500
AP Pharma                      COM              00202J104      122    70000 SH       SOLE                                      70000
Acxiom                         COM              005125109     3182   127300 SH       SOLE                                     127300
Albany Molecular Research      COM              012423109     2570   240600 SH       SOLE                                     240600
AmSurg                         COM              03232P405     2661   116955 SH       SOLE                                     116955
ArthroCare                     COM              043136100     1357    32300 SH       SOLE                                      32300
Avid Technology                COM              05367P100     1877    56315 SH       SOLE                                      56315
BISYS Group                    COM              055472104     6468   472088 SH       SOLE                                     472088
Baldor Electric                COM              057741100     9440   301705 SH       SOLE                                     301705
Biomet                         COM              090613100     3529   112790 SH       SOLE                                     112790
Brady                          COM              104674106      737    20000 SH       SOLE                                      20000
Buckeye Partners LP Unit       COM              118230101      283     6720 SH       SOLE                                       6720
CYTYC                          COM              232946103     4770   188075 SH       SOLE                                     188075
Celgene                        COM              151020104     1551    32700 SH       SOLE                                      32700
Charles River Labs             COM              159864107     2040    55430 SH       SOLE                                      55430
Cognex                         COM              192422103     2237    85925 SH       SOLE                                      85925
Computer Programs and Systems  COM              205306103      979    24500 SH       SOLE                                      24500
DJO Incorporated               COM              23325G104      941    25550 SH       SOLE                                      25550
Digital River                  COM              25388b104     1497    37075 SH       SOLE                                      37075
Dionex                         COM              254546104     6204   113510 SH       SOLE                                     113510
Energy Conversion              COM              292659109      546    15000 SH       SOLE                                      15000
ExxonMobil                     COM              30231G102      402     6550 SH       SOLE                                       6550
Factset Research System        COM              303075105     6264   132430 SH       SOLE                                     132430
First Advantage                COM              31845F100      235    10100 SH       SOLE                                      10100
Forrester Research             COM              346563109     8270   295555 SH       SOLE                                     295555
Fuelcell Energy                COM              35952H106      239    25000 SH       SOLE                                      25000
Gentex                         COM              371901109      420    30000 SH       SOLE                                      30000
Genzyme                        COM              372917104     2841    46532 SH       SOLE                                      46532
Haemonetics                    COM              405024100    11623   249900 SH       SOLE                                     249900
Healthways                     COM              422245100      458     8700 SH       SOLE                                       8700
Hecla Mining                   COM              422704106      131    25000 SH       SOLE                                      25000
Huron Consulting Group         COM              447462102     1796    51190 SH       SOLE                                      51190
ICON PLC ADR                   COM              45103T107     5015    90695 SH       SOLE                                      90695
IDEXX Laboratories             COM              45168D104    10911   145230 SH       SOLE                                     145230
ITRON                          COM              465741106     5268    88900 SH       SOLE                                      88900
Impath Liquidating TR Cl A     COM              45256P100      252   140000 SH       SOLE                                     140000
Intermagnetics General         COM              458771102     1661    61560 SH       SOLE                                      61560
Invitrogen                     COM              46185r100      277     4200 SH       SOLE                                       4200
Jack Henry & Associates        COM              426281101     2782   141500 SH       SOLE                                     141500
Johnson & Johnson              COM              478160104     5684    94866 SH       SOLE                                      94866
KV Pharmaceutical Cl A         COM              482740206     5562   298062 SH       SOLE                                     298062
Kaydon                         COM              486587108     1966    52700 SH       SOLE                                      52700
Keystone Automotive            COM              49338N109    17485   414130 SH       SOLE                                     414130
LECG                           COM              523234102     1210    65500 SH       SOLE                                      65500
Manhattan Associates           COM              562750109     8488   418325 SH       SOLE                                     418325
MedQuist                       COM              584949101     1235    96500 SH       SOLE                                      96500
Medicis Pharmaceutical         COM              584690309     5181   215875 SH       SOLE                                     215875
Mentor                         COM              587188103     3054    70200 SH       SOLE                                      70200
Mercury Interactive            COM              589405109     2640    75500 SH       SOLE                                      75500
Merit Med Sys                  COM              589889104     2500   181700 SH       SOLE                                     181700
Microtek Medical Holdings      COM              59515B109     2856   747700 SH       SOLE                                     747700
Mittal Steel                   COM              60684P101      244     8000 SH       SOLE                                       8000
O'Reilly Automotive            COM              686091109     5974   191540 SH       SOLE                                     191540
Orthofix                       COM              N6748L102     3516    92270 SH       SOLE                                      92270
PRA International              COM              69353C101     1766    79300 SH       SOLE                                      79300
Pharmaceutical Prod Dvlpt      COM              717124101    11772   335200 SH       SOLE                                     335200
Quaker Chemical                COM              747316107     2627   140500 SH       SOLE                                     140500
RSA Security                   COM              749719100     1084    40000 SH       SOLE                                      40000
Respironics                    COM              761230101     2951    86225 SH       SOLE                                      86225
SEI                            COM              784117103     7821   160000 SH       SOLE                                     160000
Sanmina-SCI                    COM              800907107     1612   350407 SH       SOLE                                     350407
Sapiens Int'l                  COM              N7716A102       63    48500 SH       SOLE                                      48500
Seitel                         COM              816074405     3640  1022469 SH       SOLE                                    1022469
Skyworks Solutions             COM              020753109     1279   232200 SH       SOLE                                     232200
Spacehab                       COM              846243103      500   423400 SH       SOLE                                     423400
Stem Cell Innovations          COM              85857B100       70   225000 SH       SOLE                                     225000
Symbol Technology              COM              871508107     7498   694921 SH       SOLE                                     694921
Therma-Wave                    COM              88343A108      228   174282 SH       SOLE                                     174282
Titan Pharmaceuticals          COM              888314101      321   150000 SH       SOLE                                     150000
UQM Technologies               COM              903213106      160    55300 SH       SOLE                                      55300
Valeant Pharmaceuticals Int'l  COM              91911x104     7025   415217 SH       SOLE                                     415217
Veeco Instruments              COM              922417100      879    36850 SH       SOLE                                      36850
VistaCare                      COM              92839Y109      865    71500 SH       SOLE                                      71500
Zebra Technologies             COM              989207105      703    20570 SH       SOLE                                      20570